Financial Instruments - Summary of Unrealized Risk Management Positions (Detail) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Recurring Fair Value Measurement Of Assets And Liabilities [Line Items]
Net	$ 12	$ 46	$ (68)
Power Swap Contacts
Disclosure Of Recurring Fair Value Measurement Of Assets And Liabilities [Line Items]
Net	2
Renewable Power Contracts
Disclosure Of Recurring Fair Value Measurement Of Assets And Liabilities [Line Items]
Net	18
Level 2
Disclosure Of Recurring Fair Value Measurement Of Assets And Liabilities [Line Items]
Net	(6)	(44)
Level 2 | Commodity price risk
Disclosure Of Recurring Fair Value Measurement Of Assets And Liabilities [Line Items]
Asset	31	93
Liability	19	47
Net	12	46
Level 2 | Commodity price risk | Crude Oil, Natural Gas, Condensate and Refined Products
Disclosure Of Recurring Fair Value Measurement Of Assets And Liabilities [Line Items]
Asset	11	2
Liability	19	40
Net	(8)	(38)
Level 2 | Commodity price risk | Power Swap Contacts
Disclosure Of Recurring Fair Value Measurement Of Assets And Liabilities [Line Items]
Asset	2	1
Liability	0	7
Net	2	(6)
Level 2 | Commodity price risk | Renewable Power Contracts
Disclosure Of Recurring Fair Value Measurement Of Assets And Liabilities [Line Items]
Asset	18	90
Liability	0	0
Net	$ 18	$ 90